Public Offering	12 Months Ended
Dec. 31, 2012
Public Offering [Abstract]
Public Offering [Text Block]

(4) Public Offering

The Company sold 7,500,000 units at a price of $10.00 per unit (“Unit”). Each Unit consists of one share of common stock of the Company, and one warrant (“Warrant”). Each Warrant entitles the holder to purchase one share of common stock of the Company at a price of $12.00 per share. The Warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or twelve months from the closing of the Public Offering, provided in each case that the Company has an effective registration statement under the Securities Act of 1933, as amended, covering the shares of common stock issuable upon exercise of the Warrants and a current prospectus relating to them is available, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Warrants has not been declared effective within 60 days following the closing of the Company’s initial Business Combination, holders of the Warrants may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise Warrants on a cashless basis. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of Warrants during the exercise period, or if holders of the Warrants did not exercise their Warrants on a cashless basis under the above provision, there will be no cash settlement of the Warrants and the Warrants will expire worthless. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sales price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third business day before the Company sends the notice of redemption to the warrant holders.

A contingent fee equal to 3.0% of the aggregate amount of the funds released from the Trust Account to the Company or to the target upon consummation of the Company’s initial Business Combination will become payable to the underwriter from the amounts held in the Trust Account solely in the event the Company consummates its initial business transaction.

The underwriters were also granted a 45-day option to purchase up to an additional 1,125,000 Units to cover over-allotments, if any. This option expired unexercised on April 9, 2012.